Amount Outstanding of Tranches - Two Thousand Seven Note Purchase Agreement (Detail) - 2007 Note Purchase Agreement [Member] $ in Millions	12 Months Ended
Mar. 31, 2016 USD ($)
Series 2007A Tranche B [Member]
Debt Instrument [Line Items]
Principal	$ 8.0
Maturity Date	Oct. 02, 2016
Interest Rate	6.27%
Series 2007A Tranche C [Member]
Debt Instrument [Line Items]
Principal	$ 24.0
Maturity Date	Oct. 02, 2017
Interest Rate	6.36%
Series 2007A Tranche D [Member]
Debt Instrument [Line Items]
Principal	$ 36.5
Maturity Date	Oct. 02, 2019
Interest Rate	6.48%